Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2014	2013
Accounts payable	7,934	591
Accrued operating	6,111	41
Accrued administrative	1,766	840
	15,811	1,472

Accrued operating relates to obligations arising from operation of the Company’s owned and chartered-in vessels and construction of the Company’s fleet, such as operating costs and installments on Vessels under construction. Accrued administrative relates to obligations that are corporate or financing in nature, such as payroll, professional fees, interest and commitment fees.